Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Communication Services Portfolio
May 31, 2024
BAM-NPRT1-0724
1.802182.120
Common Stocks - 99.3%
	Shares	Value ($)
Broadline Retail - 4.6%
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	416,700	73,522,548
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc. (NASDAQ)	2,700	82,296
Diversified Telecommunication Services - 7.6%
Alternative Carriers - 2.8%
GCI Liberty, Inc. Class A (Escrow) (b)(c)	158,132	2
Liberty Global Ltd. Class C (d)	1,060,400	18,101,028
Liberty Latin America Ltd. Class C (a)(d)	2,881,886	26,138,706
		44,239,736
Integrated Telecommunication Services - 4.8%
AT&T, Inc.	4,148,100	75,578,382
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		119,818,118
Entertainment - 23.1%
Interactive Home Entertainment - 5.7%
Capcom Co. Ltd.	342,900	6,323,149
Roblox Corp. (a)	525,600	17,670,672
Sea Ltd. ADR (a)	510,200	34,448,704
Skillz, Inc. (a)(d)	1,330	9,084
Take-Two Interactive Software, Inc. (a)	114,700	18,393,292
Ubisoft Entertainment SA (a)	554,400	13,558,233
		90,403,134
Movies & Entertainment - 17.4%
Atlanta Braves Holdings, Inc. Class C,	8,052	321,838
Liberty Media Corp. Liberty Formula One Class A	521,262	35,659,533
Liberty Media Corp. Liberty Live Series A	12,132	444,395
Lions Gate Entertainment Corp.:
Class A (a)(d)	34,500	286,695
Class B (a)(d)	819,034	6,322,942
Lionsgate Studios Corp.	84,400	703,052
Lionsgate Studios Corp. (b)	199,404	1,661,035
Marcus Corp. (d)	447,500	4,765,875
Netflix, Inc. (a)	105,000	67,370,100
Roku, Inc. Class A (a)	299,100	17,168,340
Spotify Technology SA (a)	58,600	17,391,308
The Walt Disney Co.	678,671	70,520,704
TKO Group Holdings, Inc.	358,100	39,057,967
Warner Music Group Corp. Class A	502,600	14,967,428
		276,641,212
TOTAL ENTERTAINMENT		367,044,346
Ground Transportation - 2.3%
Passenger Ground Transportation - 2.3%
Uber Technologies, Inc. (a)	552,800	35,688,768
Interactive Media & Services - 54.0%
Interactive Media & Services - 54.0%
Alphabet, Inc. Class A	2,219,000	382,777,500
Angi, Inc. Class A, (a)(d)	3,447,200	6,963,344
Bumble, Inc. (a)	1,498,300	17,530,110
Match Group, Inc. (a)	476,070	14,582,024
Meta Platforms, Inc. Class A	795,600	371,409,948
Pinterest, Inc. Class A (a)	523,000	21,699,270
Reddit, Inc.:
Class A (d)	10,700	580,368
Class B (g)	58,000	3,145,920
Snap, Inc. Class A (a)	2,487,700	37,365,254
		856,053,738
IT Services - 0.0%
Internet Services & Infrastructure - 0.0%
X Holdings Corp. Class A (a)(b)(c)	17,240	501,684
Media - 7.7%
Advertising - 0.0%
Ibotta, Inc.	700	67,991
S4 Capital PLC (a)(d)	929,800	632,382
		700,373
Broadcasting - 0.3%
Paramount Global Class B (d)	338,500	4,031,535
Cable & Satellite - 7.4%
Altice U.S.A., Inc. Class A (a)(d)	6,329,211	15,696,443
Charter Communications, Inc. Class A (a)	120,400	34,569,248
Comcast Corp. Class A	921,500	36,887,645
Liberty Broadband Corp. Class A (a)(d)	560,923	30,424,464
		117,577,800
TOTAL MEDIA		122,309,708
Software - 0.0%
Application Software - 0.0%
Klaviyo, Inc. Class A (d)	2,700	61,128
TOTAL COMMON STOCKS (Cost $1,082,064,474)		1,575,082,334

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	12,078,215	12,080,631
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	32,966,333	32,969,630
TOTAL MONEY MARKET FUNDS (Cost $45,050,261)		45,050,261

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $1,127,114,735)	1,620,132,595
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(33,777,081)
NET ASSETS - 100.0%	1,586,355,514

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,162,721 or 0.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $3,145,920 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Lionsgate Studios Corp.	12/22/23	1,920,261

X Holdings Corp. Class A	10/27/21	1,266,192

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	52,326,536	194,696,252	234,946,636	256,854	4,479	-	12,080,631	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	24,398,716	64,237,394	55,666,480	6,869	-	-	32,969,630	0.1%
Total	76,725,252	258,933,646	290,613,116	263,723	4,479	-	45,050,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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